Securities - Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 2,864		$ 1,840
Dividend Income recognized	30	$ 24
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	2,614		1,598
Dividend Income recognized	27	20
Preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	250		$ 242
Dividend Income recognized	$ 3	$ 4